RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 10, 2021	Nov. 24, 2021	Nov. 17, 2021	Nov. 15, 2021	Nov. 01, 2021	Oct. 22, 2021	Oct. 07, 2021	Aug. 21, 2021	Jul. 14, 2021	Jul. 01, 2021	Jun. 24, 2021	May 18, 2021	Apr. 02, 2021	Dec. 31, 2020
Debt instrument, principal amount	$ 20,437
Accrued expenses, including accrued officer salaries	512,214	$ 1,830,245														$ 1,661,208
Common shares issued			1,612,593		1,788,874	1,475,000	809,110	655,936		1,854,050	4,225,000		1,375,000	362,987	1,744,343
EnergWyze [Member]
Common shares issued								454,164
Directors [Member]
Common shares issued				350,000
Mr. Lambrecht [Member] | Seperation Agreement [Member]
Amount paid under agreement	250,000
Accrued compensation	$ 764,480
Shares issued price per share	$ 0.75
Common stock shares issued, shares	362,987
Common stock shares issued, amount	$ 272,240
Due from related parties	$ 848,612
Interest rate	10.00%
Debt instrument, principal amount	$ 21,523
Debt instrument final payment due date	Aug. 01, 2025
Due date	Sep. 01, 2021
Debt instrument, final payment amount	$ 21,523
Decrease in current liabilities	547,010
Accrued expenses, including accrued officer salaries	606,372
CEO, CFO and President [Member]
Accrued expenses, including accrued officer salaries		0	$ 116,583
EnergyWyze Manager [Member]
Accrued wages	$ 109,385	$ 152,079	$ 109,385
Former Officer
Common shares issued									2,427,700	1,854,050		87,776